SEGMENTED INFORMATION (Schedule of Segment Information for Assets and Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of operating segments [line items]
Current assets	$ 122,804	$ 110,832
Plant and equipment	71,211	65,201
Mineral rights and properties	232,080	206,200
Investment in an associate	38,001	8,517
Other investments	6,132	1,207
Reclamation deposits	5,712	5,054
Long-term prepaids and deposits	954	959
Total assets	476,894	397,970
Current liabilities	32,307	40,157
Deferred income tax liabilities	33,310	27,692
Environmental rehabilitation	13,098	12,186		$ 14,328
Total liabilities	78,715	80,035
Mining Henan Luoning [Member]
Disclosure of operating segments [line items]
Current assets	82,567	64,298
Plant and equipment	47,933	43,297
Mineral rights and properties	194,635	170,690
Investment in an associate
Other investments
Reclamation deposits	5,544	4,901
Long-term prepaids and deposits	311	432
Total assets	330,990	283,618
Current liabilities	22,419	29,951
Deferred income tax liabilities	32,382	26,846
Environmental rehabilitation	10,929	10,183
Total liabilities	65,730	66,980
Mining Hunan [Member]
Disclosure of operating segments [line items]
Current assets	1,833	1,869	[1]
Plant and equipment	4,911	4,832	[1]
Mineral rights and properties	7,470	6,855	[1]
Investment in an associate			[1]
Other investments			[1]
Reclamation deposits			[1]
Long-term prepaids and deposits	108	99	[1]
Total assets	14,322	13,655	[1]
Current liabilities	1,652	1,425	[1]
Deferred income tax liabilities	928	846
Environmental rehabilitation	989	918	[1]
Total liabilities	3,569	3,189	[1]
Mining Guangdong [Member]
Disclosure of operating segments [line items]
Current assets	7,911	4,796
Plant and equipment	16,988	15,915
Mineral rights and properties	29,749	28,655
Investment in an associate
Other investments
Reclamation deposits	160	145
Long-term prepaids and deposits	325	306
Total assets	55,133	49,817
Current liabilities	3,485	3,860
Deferred income tax liabilities
Environmental rehabilitation	887	813
Total liabilities	4,372	4,673
Mining Other [Member]
Disclosure of operating segments [line items]
Current assets	699	523
Plant and equipment	137
Mineral rights and properties	226
Investment in an associate
Other investments	4,863
Reclamation deposits
Long-term prepaids and deposits	210	122
Total assets	6,135	645
Current liabilities	2,745	2,959
Deferred income tax liabilities
Environmental rehabilitation	293	272
Total liabilities	3,038	3,231
Administrative Beijing [Member]
Disclosure of operating segments [line items]
Current assets	1,574	823
Plant and equipment	1,104	1,081
Mineral rights and properties
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits
Total assets	2,678	1,904
Current liabilities	474	184
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	474	184
Administrative Vancouver [Member]
Disclosure of operating segments [line items]
Current assets	28,220	38,523
Plant and equipment	138	76
Mineral rights and properties
Investment in an associate	38,001	8,517
Other investments	1,269	1,207
Reclamation deposits	8	8
Long-term prepaids and deposits
Total assets	67,636	48,331
Current liabilities	1,532	1,778
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	$ 1,532	$ 1,778

[1]	Hunan's BYP project was placed on care and maintenance in August 2014.